Equity-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units reserved for future issuance	2,479,400
Vesting period	3 years				3 years
Incremental compensation expense			$ 0.1
Equity accrual reclassified to expenses				0.2
Share based compensation expense	0.7	0.9	1.1
Total fair value of awards that vested	0.8
Total unrecognized compensation expense	0.5
Weighted average period of recognition	1 year 7 months 6 days
Intrinsic value of non-vested awards	0.6
Total fair value of awards granted					$ 0.4